Taxes on Income	12 Months Ended
Dec. 31, 2021
Schedule of reconciliation of the tax benefit at the israeli statutory tax rate [Abstract]
Taxes on Income

NOTE 12: TAXES ON INCOME

a.      Corporate tax rates in Israel:

The corporate tax rate in Israel in 2018 thereafter is 23%.

b.      Income tax on US subsidiary:

The Company’s US subsidiary is subject to U.S. federal tax at the rate of 21%.

c.      Tax assessments:

The Company and its subsidiaries have not received final tax assessments since its incorporation.

d.      Loss before income taxes is comprised as follow:

	December 31
	2021	2020
Domestic (Israel)	$(53,499)	$(3,759)
Foreign	21	23
	$(53,478)	$(3,736)

e.      Income taxes are comprised as follow:

	December 31
	2021	2020
Current
Domestic	—	—
Foreign	$6	$5
	$6	$5

f.       Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The approximate amount of the Company’s deferred tax assets and liabilities are as follow:

	December 31,
	2021	2020
Deferred tax asset:
Vacation accrual	$24	$25
R&D deferred expenses	150	370
Intangible assets	63	18
Operating loss carryforward	3,633	1,693
Valuation allowance	(3,840)	(2,106)
Total deferred tax asset net	30	—

Deferred tax liability
Long term loan	(30)	—
Total deferred tax liability	(30)	—
	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable loss and projections for future taxable losses over the period in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences as of December 31, 2021 and 2020 and accordingly, a full valuation allowance has been maintained and no deferred tax assets were shown in the accompanying balance sheet.

As of December 31, 2021, the Company has net operating loss carryforwards for Israeli income tax purposes of $7,608, which may be offset indefinitely against future taxable income.

g.      The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	December 31,
	2021	2020
Israel tax provision at statutory rate	23.0%	23.0%
Non-deductible fair value valuations expenses	(18.8)%	(0.6)%
Non-deductible stock compensation	(0.2)%	(2.5)%
Change in valuation allowance	(3.99)%	(19.8)%
Effective tax rate	0.01%	0.1%

h.      Uncertain tax positions:

The Company has reviewed the tax positions taken, or to be taken, in the Company’s tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2021 and 2020, the Company has not recorded any uncertain tax position liability.